Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 17, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONDENSED CONSOLIDATED BALANCE SHEETS
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.001		$ 0.001				$ 0.001
Redeemable convertible preferred stock, shares authorized (in shares)	0		29,723,540				29,723,540
Redeemable convertible preferred stock, shares issued (in shares)	0	3,963,910	3,963,910		3,963,910	3,963,910	3,963,910	29,555,538
Redeemable convertible preferred stock, shares outstanding (in shares)	0		3,963,910				3,963,910
Common stock, par value (in dollars per share)	$ 0.001		$ 0.001	$ 0.001			$ 0.001
Common stock, shares authorized (in shares)	150,000,000		58,251,629				58,251,629
Common stock, shares issued (in shares)	9,373,433		2,574,767				19,134,164
Common stock, shares outstanding (in shares)	9,373,433		2,574,767				19,134,164
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, liquidation preference	$ 0		$ 85,902				$ 85,902